Income tax - Tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Income / (loss) from continuing operations before income tax	$ 202,226	$ 190,518	$ (90,669)
Loss from discontinued operations before income tax		0	(21,196)
Income / (loss) for the year before income tax	202,226	190,518	(111,865)
Tax calculated at the tax rate in each country	(59,160)	(57,275)	37,397
Adjustments
Non-taxable income	57,519	17,624	19,630
Expenses related to non-taxable income	(8,871)	(19,005)	(21,967)
Non-deductible expenses	(3,581)	(14,402)	(4,836)
Effect of tax inflation adjustment	(114,289)	(123,956)	(74,042)
Effect of inflation adjustment	(53,895)	10,253	(29,038)
Effect of asset revaluation for tax purposes	119,483	141,030	79,667
Inflation adjustment for tax purposes of tax losses	81,273	57,322	0
Unrecognized deferred taxes	(11,427)	(43,861)	(48,344)
Income tax rate change		0	(17,444)
Investment project exonerations	12,552	6,095	0
Other	4,637	1,292	(10,134)
Income tax	$ 24,241	$ (24,883)	$ (69,111)